Document and Entity Information	Nov. 03, 2021
Cover [Abstract]
Entity Registrant Name	SOUTHWESTERN ENERGY CO
Amendment Flag	true
Entity Central Index Key	0000007332
Document Type	8-K/A
Document Period End Date	Nov. 03, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-08246
Entity Tax Identification Number	71-0205415
Entity Address, Address Line One	10000 Energy Drive
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	(832)
Local Phone Number	796-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	SWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Southwestern Energy Company, filed on November 5, 2021, in order to file exhibits 99.1 and 99.2, which were unintentionally omitted from the original filing. In addition, Item 1.01 of the original filing has been updated to include the filing of Exhibits 99.1 and 99.2 as exhibits on Form 8-K and not as exhibits to the Merger Agreement (as defined below). No other changes have been made to the original filing other than with respect of the foregoing.